Exhibit 1. Consolidated subsidiaries, associates and joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure of consolidated subsidiaries, associates and joint ventures [Abstract]
Disclosure of interests in subsidiaries, associates and joint ventures [text block]
Exhibit 1 – Consolidated subsidiaries, associates and joint ventures

Consolidated subsidiary companies (1/2)

Company	Functional currency	Ownership interest Ecopetrol	Activity	Country/ Domicile	Geographic area of operations	Equity	Profit (loss) of the year	Total assets	Total liabilities
Refinería de Cartagena S.A.S.	U.S. dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	17,075,400	(1,479,448)	26,251,879	9,176,479
Cenit Transporte y Logística S.A.S.	Colombian peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	14,566,611	3,566,742	16,343,576	1,776,965
Oleoducto Central S. A. - Ocensa	U.S. dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,431,369	1,976,554	6,550,710	3,119,341
Ecopetrol Global Energy S.L.U	U.S. dollar	100%	Investment vehicle	Spain	Spain	2,777,401	(757,450)	2,777,806	405
Hocol Petroleum Limited - HPL	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	2,602,760	210,443	2,602,852	92
Ecopetrol América Inc.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,571,983	(603,957)	3,015,656	443,673
Hocol S.A.	U.S. dollar	100%	Exploration, exploitation and production of hydrocarbons	Cayman Islands	Colombia	1,843,876	208,026	2,709,974	866,098
Propilco S.A.	U.S. dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	1,515,393	165,670	2,024,401	509,008
Ecopetrol Capital AG	U.S. dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.	Switzerland	Switzerland	1,493,572	129,343	6,544,222	5,050,650
Andean Chemicals Ltd.	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	1,183,536	(376,664)	1,184,667	1,131
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	55.97%	Transportation by crude oil pipelines	Colombia	Colombia	1,243,689	495,107	3,464,898	2,221,209
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Transportation by crude oil pipelines	Panama	Colombia	1,083,479	416,347	1,887,076	803,597

Consolidated subsidiaries (2/2)

Company	Functional currency	Ownership interest Ecopetrol	Activity	Country/ Domicile	Geographic area of operations	Equity	Profit (loss) of the year	Total assets	Total liabilities
Black Gold Re Ltd.	U.S. dollar	100%	Reinsurer for companies of the Ecopetrol Business Group	Bermuda	Bermuda	691,710	28,303	905,207	213,497
Oleoducto de Colombia S.A. – ODC	Colombian peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	382,937	265,460	593,387	210,450
Bioenergy S.A.	Colombian peso	99.35%	Production of biofuels	Colombia	Colombia	170,227	(308,331)	249,155	78,928
COMAI - Compounding and Masterbatching Industry	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	149,876	122,537	202,175	52,299
Ecopetrol Oleo é Gas do Brasil Ltda.	Brazilian real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	125,745	(70,052)	140,372	14,627
Bioenergy Zona Franca S.AS.	Colombian peso	99.35%	Production of biofuels	Colombia	Colombia	100,297	(202,061)	530,651	430,354
Ecopetrol del Perú S.A.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	51,888	(1,353)	55,715	3,827
ECP Hidrocarburos de México S.A. de CV	U.S. dollar	100%	Offshore exploration	Mexico	Mexico	25,836	(80,845)	42,907	17,071
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	12,505	(4,427)	31,520	19,015
Esenttia Resinas del Perú SAC	U.S. dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	4,694	404	26,517	21,823
Ecopetrol Energía S.A.S E.S.P.	Colombian peso	100%	Energy supply service	Colombia	Colombia	3,414	414	45,953	42,539
Ecopetrol Germany Gmbh (***)	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Germany	Angola	2,277	(254)	2,632	355

*** Company in liquidation process.

Associated companies and joint ventures

Company	Functional currency	Ownership interest Ecopetrol	Activity	Country/ Domicile	Geographic area of operations	Equity	Profit (loss) of the year	Total assets	Total liabilities
Associates
Invercolsa S.A. (1)	Colombian peso	43%	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia	Colombia	Colombia	510,116	240,949	560,536	50,420
Serviport S.A. (2)	Colombian peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements	Colombia	Colombia	22,882	2,862	67,222	44,340
Sociedad Portuaria Olefinas y Derivados S.A. (1)	Colombian peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks	Colombia	Colombia	3,173	308	6,145	2,972

Joint ventures
Equion Energía Limited	U.S. dollar	51%	Exploration, exploitation and production of hydrocarbons	United Kingdom	Colombia	1,939,686	421,511	2,567,950	628,264
Offshore International Group	U.S. dollar	50%	Exploration, exploitation and production of hydrocarbons	United States	Peru	771,492	(322,969)	1,878,508	1,107,016
Ecodiesel Colombia S.A.	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	82,608	12,846	119,991	37,383

(1)	Information available as of November 30, 2018.

(2)	Information available as of September 30, 2018.